Portfolio of Investments (unaudited)
As of January 31, 2024
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS—128.5%
AUSTRIA—1.5%
Benteler International AG
9.38%, 05/15/2028(a)(b)	EUR	2,000,000	$ 2,309,997
10.50%, 05/15/2028(a)(b)		$2,919,000	3,115,133
Total Austria			5,425,130
BERMUDA—0.4%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 9.00%, 05/25/2027		1,482,497	1,400,960
BRAZIL—1.1%
Minerva Luxembourg SA, 8.88%, 09/13/2033(a)(b)		3,711,000	3,888,508
CANADA—4.3%
Bellatrix Exploration Ltd. PIK, 12.50%, 12/15/2023(b)(c)(d)(e)(f)		456,000	–
Enerflex Ltd., 9.00%, 10/15/2027(a)(b)		7,301,000	7,339,257
Husky III Holding Ltd. PIK, 13.00%, 02/15/2025(a)(b)(g)		1,495,000	1,495,719
Rogers Communications, Inc., (fixed rate to 03/15/2027, variable rate thereafter), 5.25%, 03/15/2082(a)(b)		5,477,000	5,215,859
Titan Acquisition Ltd./Titan Co.-Borrower LLC, 7.75%, 04/15/2026(a)(b)		1,954,000	1,959,080
Total Canada			16,009,915
CHINA—0.0%
Kaisa Group Holdings Ltd., 9.38%, 06/30/2024(a)(b)(c)		3,609,000	99,247
FRANCE—5.2%
Altice France SA
8.13%, 02/01/2027(a)(b)		2,659,000	2,376,638
5.13%, 07/15/2029(a)(b)		866,000	633,128
5.50%, 10/15/2029(a)(b)		469,000	345,542
Chrome Holdco SAS, 5.00%, 05/31/2029(a)(b)	EUR	8,500,000	7,130,595
Picard Bondco SA, 5.38%, 07/01/2027(a)(b)		4,000,000	4,106,229
Societe Generale SA VRN, (fixed rate to 11/22/2027, variable rate thereafter), 9.38%, 11/22/2027(a)(h)		$4,420,000	4,586,767
Total France			19,178,899
GEORGIA—0.1%
Bank of Georgia JSC VRN, (fixed rate to 06/28/2024, variable rate thereafter), 11.13%, 06/28/2024(a)(h)		526,000	527,473
GERMANY—10.6%
Cerdia Finanz GmbH, 10.50%, 02/15/2027(a)(b)		1,155,000	1,184,428
HT Troplast GmbH, 9.38%, 07/15/2028(a)(b)	EUR	7,884,000	8,746,743
IHO Verwaltungs GmbH PIK, 8.75%, 05/15/2028(a)(b)(g)		3,000,000	3,501,631
Kirk Beauty SUN GmbH PIK, 8.25%, 10/01/2026(a)(b)(g)		4,700,000	5,027,787
	Shares or Principal Amount		Value

PrestigeBidCo GmbH
FRN, 9.94%, 07/15/2027(a)(b)(i)	EUR	2,176,000	$ 2,398,636
FRN, 9.94%, 07/15/2027(a)(b)(i)		4,500,000	4,960,414
Standard Profil Automotive GmbH
6.25%, 04/30/2026(a)(b)		3,500,000	3,097,827
6.25%, 04/30/2026(a)(b)		2,141,000	1,894,985
TK Elevator Holdco GmbH, 6.63%, 07/15/2028(a)(b)		7,762,500	8,041,415
Total Germany			38,853,866
IRELAND—1.3%
AerCap Holdings NV VRN, (fixed rate to 10/10/2024, variable rate thereafter), 5.88%, 10/10/2079(b)		$2,239,000	2,223,847
Cimpress PLC, 7.00%, 06/15/2026(b)		2,536,000	2,497,960
Total Ireland			4,721,807
JAMAICA—0.0%
Digicel International Finance Ltd./Digicel international Holdings Ltd., 8.00%, 12/31/2026(a)(b)(c)		120,811	2,416
LUXEMBOURG—18.5%
Albion Financing 2 SARL, 8.75%, 04/15/2027(a)(b)		9,785,000	9,774,666
Altice Financing SA, 5.75%, 08/15/2029(a)(b)		2,086,000	1,817,900
Altice Finco SA, 4.75%, 01/15/2028(a)(b)	EUR	5,000,000	4,541,621
Altice France Holding SA
10.50%, 05/15/2027(a)(b)		$7,282,000	4,184,527
6.00%, 02/15/2028(a)(b)		10,000,000	4,464,214
ARD Finance SA
PIK, 5.00%, 06/30/2027(a)(b)(g)	EUR	6,000,000	3,128,627
PIK, 6.50%, 06/30/2027(a)(b)(g)		$610,732	295,100
Cidron Aida Finco SARL
5.00%, 04/01/2028(a)(b)	EUR	1,510,000	1,572,654
6.25%, 04/01/2028(a)(b)	GBP	5,993,000	7,272,146
Cullinan Holdco SCSp, 4.63%, 10/15/2026(a)(b)	EUR	4,031,000	3,724,874
Ephios Subco 3 SARL, 7.88%, 01/31/2031(a)(b)		1,940,000	2,210,901
Herens Midco SARL, 5.25%, 05/15/2029(a)(b)		1,000,000	748,925
HSE Finance SARL
5.63%, 10/15/2026(a)(b)		1,210,000	794,526
FRN, 9.75%, 10/15/2026(a)(b)(i)		1,690,000	1,178,930
LHMC Finco 2 SARL
PIK, 7.25%, 10/02/2025(a)(b)(g)		256,281	276,464
PIK, 7.25%, 10/02/2025(a)(b)(g)		4,600,000	4,962,273
Monitchem HoldCo 3 SA, 8.75%, 05/01/2028(a)(b)		9,260,000	10,378,554
Summer BC Holdco A SARL, 9.25%, 10/31/2027(a)(b)		6,397,474	6,677,646
Total Luxembourg			68,004,548
MEXICO—1.8%
Braskem Idesa SAPI, 6.99%, 02/20/2032(a)(b)		$1,079,000	703,796
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/2039(a)(f)		843,000	870,785

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
MEXICO (continued)
Cemex SAB de CV, (fixed rate to 03/14/2028, variable rate thereafter), 9.13%, 03/14/2028(a)(h)		$4,448,000	$ 4,735,879
Unifin Financiera SAB de CV
(fixed rate to 01/29/2025, variable rate thereafter), 8.88%, 01/29/2025(a)(c)(d)(h)		2,000,000	200
8.38%, 01/27/2028(a)(b)(c)(d)		3,000,000	225,000
Total Mexico			6,535,660
NETHERLANDS—10.5%
LeasePlan Corp. NV, (fixed rate to 05/29/2024, variable rate thereafter), 7.38%, 05/29/2024(a)(h)	EUR	2,803,000	3,029,203
Sigma Holdco BV, 7.88%, 05/15/2026(a)(b)		$4,500,000	4,243,237
Stichting AK Rabobank Certificaten, 6.50%, 12/29/2049(a)(h)(j)	EUR	5,000,000	5,468,991
Summer BidCo BV
PIK, 9.00%, 11/15/2025(a)(b)(g)		3,362,062	3,637,923
PIK, 9.00%, 11/15/2025(a)(b)(g)		4,347,575	4,705,003
10.00%, 02/15/2029(a)(b)		8,611,511	9,398,317
Versuni Group BV, 3.13%, 06/15/2028(a)(b)		3,300,000	3,122,897
Ziggo Bond Co. BV, 5.13%, 02/28/2030(a)(b)		$6,000,000	5,062,172
Total Netherlands			38,667,743
NIGERIA—0.7%
IHS Netherlands Holdco BV, 8.00%, 09/18/2027(a)(b)		2,860,000	2,631,200
SPAIN—1.0%
Grifols SA, 3.20%, 05/01/2025(a)(b)	EUR	3,500,000	3,602,066
SWEDEN—2.0%
DDM Debt AB, 9.00%, 04/19/2026(a)(b)		3,000,000	2,204,628
Intrum AB, 3.50%, 07/15/2026(a)(b)		3,200,000	2,593,681
Verisure Midholding AB, 5.25%, 02/15/2029(a)(b)		2,500,000	2,574,633
Total Sweden			7,372,942
SWITZERLAND—1.1%
UBS Group AG, (fixed rate to 11/13/2028, variable rate thereafter), 9.25%, 11/13/2028(a)(h)		$3,867,000	4,136,487
TURKEY—1.3%
WE Soda Investments Holding PLC, 9.50%, 10/06/2028(a)(b)		3,622,000	3,702,771
Yapi ve Kredi Bankasi AS VRN, (fixed rate to 01/22/2026, variable rate thereafter), 7.88%, 01/22/2031(a)(b)		983,000	984,248
Total Turkey			4,687,019
UNITED ARAB EMIRATES—0.0%
Emirates Reit Sukuk II Ltd., 11.00%, 12/12/2024(a)		162,000	152,482
	Shares or Principal Amount		Value

UNITED KINGDOM—23.5%
888 Acquisitions Ltd., 7.56%, 07/15/2027(a)(b)	EUR	7,200,000	$ 7,447,546
Barclays PLC VRN, (fixed rate to 12/15/2025, variable rate thereafter), 6.13%, 12/15/2025(h)		$1,240,000	1,175,259
BCP V Modular Services Finance II PLC, 4.75%, 11/30/2028(a)(b)	EUR	2,600,000	2,602,596
BCP V Modular Services Finance PLC, 6.75%, 11/30/2029(a)(b)		5,000,000	4,512,140
Constellation Automotive Financing PLC, 4.88%, 07/15/2027(a)(b)	GBP	2,330,000	2,468,206
Deuce Finco PLC, 5.50%, 06/15/2027(a)(b)		2,000,000	2,385,693
EnQuest PLC, 11.63%, 11/01/2027(a)(b)		$5,950,000	5,641,759
Galaxy Finco Ltd., 9.25%, 07/31/2027(a)(b)	GBP	6,300,000	7,450,661
Iceland Bondco PLC, 10.88%, 12/15/2027(a)(b)		4,000,000	5,416,815
INEOS Quattro Finance 2 PLC
8.50%, 03/15/2029(a)(b)	EUR	4,530,000	5,183,236
9.63%, 03/15/2029(a)(b)		$1,519,000	1,595,132
Intu Properties PLC, 11.00%, 12/04/2024(d)(e)	GBP	4,405,966	5,533,428
Ithaca Energy North Sea PLC, 9.00%, 07/15/2026(a)(b)		$2,636,000	2,624,359
Jerrold Finco PLC, 5.25%, 01/15/2027(a)(b)	GBP	4,000,000	4,714,661
Market Bidco Finco PLC, 5.50%, 11/04/2027(a)(b)		4,600,000	5,348,641
Motion Finco SARL, 7.38%, 06/15/2030(a)(b)	EUR	3,500,000	3,904,851
Punch Finance PLC, 6.13%, 06/30/2026(a)(b)	GBP	2,740,000	3,337,916
Sherwood Financing PLC, 6.00%, 11/15/2026(a)(b)		6,000,000	6,954,133
Virgin Media Vendor Financing Notes III DAC, 4.88%, 07/15/2028(a)(b)		7,000,000	8,094,880
Total United Kingdom			86,391,912
UNITED STATES—42.2%
Adams Homes, Inc.
7.50%, 02/15/2025(a)(b)		$2,417,000	2,400,928
9.25%, 10/15/2028(a)(b)		4,161,000	4,262,957
Affinity Interactive, 6.88%, 12/15/2027(a)(b)		6,881,000	6,226,936
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 3.00%, 09/01/2029(a)(b)	EUR	5,000,000	4,214,731
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/2027(a)(b)	GBP	955,000	895,966
Carnival Corp.
7.63%, 03/01/2026(a)(b)		$3,514,000	3,569,447
5.75%, 03/01/2027(a)(b)		1,750,000	1,724,104
6.00%, 05/01/2029(a)(b)		445,000	431,017
CHS/Community Health Systems, Inc.
5.25%, 05/15/2030(a)(b)		4,860,000	4,023,707
10.88%, 01/15/2032(a)(b)		875,000	915,327
Civitas Resources, Inc., 8.63%, 11/01/2030(a)(b)		2,956,000	3,152,750

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Income Credit Strategies Fund

	Shares or Principal Amount		Value
CORPORATE BONDS (continued)
UNITED STATES (continued)
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026(a)(b)		$1,574,000	$ 1,491,058
6.50%, 10/15/2028(a)(b)		3,281,000	2,946,818
Cornerstone Building Brands, Inc., 6.13%, 01/15/2029(a)(b)		6,037,000	5,365,987
CSC Holdings LLC
7.50%, 04/01/2028(a)(b)		4,000,000	2,662,711
11.25%, 05/15/2028(a)(b)		2,452,000	2,484,553
11.75%, 01/31/2029(a)(b)		1,596,000	1,621,105
5.75%, 01/15/2030(a)(b)		4,900,000	2,593,521
4.50%, 11/15/2031(a)(b)		619,000	444,164
5.00%, 11/15/2031(a)(b)		862,000	433,890
Directv Financing LLC, 8.88%, 02/01/2030(a)(b)		675,000	688,538
Encore Capital Group, Inc., 5.38%, 02/15/2026(a)(b)	GBP	3,899,000	4,763,567
Frontier Communications Holdings LLC
5.00%, 05/01/2028(a)(b)		$280,000	258,405
6.75%, 05/01/2029(a)(b)		830,000	735,566
5.88%, 11/01/2029(b)		895,605	758,922
6.00%, 01/15/2030(a)(b)		2,883,000	2,444,697
8.75%, 05/15/2030(a)(b)		2,464,000	2,524,102
8.63%, 03/15/2031(a)(b)		1,944,000	1,972,623
ITT Holdings LLC, 6.50%, 08/01/2029(a)(b)		3,321,000	2,904,912
MajorDrive Holdings IV LLC, 6.38%, 06/01/2029(a)(b)		7,573,000	6,405,779
Midcap Financial Issuer Trust, 6.50%, 05/01/2028(a)(b)		1,139,000	1,040,237
Moss Creek Resources Holdings, Inc.
7.50%, 01/15/2026(a)(b)		3,827,000	3,812,769
10.50%, 05/15/2027(a)(b)		548,000	563,915
Nabors Industries, Inc., 9.13%, 01/31/2030(a)(b)		2,961,000	3,012,966
NCL Corp. Ltd.
5.88%, 03/15/2026(a)(b)		721,000	703,025
7.75%, 02/15/2029(a)(b)		5,212,000	5,262,528
NCL Finance Ltd., 6.13%, 03/15/2028(a)(b)		1,803,000	1,724,350
NCR Atleos Corp., 9.50%, 04/01/2029(a)(b)		5,011,000	5,374,799
Neptune Bidco U.S., Inc., 9.29%, 04/15/2029(a)(b)		5,112,000	4,883,035
New Cotai LLC, 5.00%, 02/02/2027(d)(e)		1,143,673	2,870,162
Sabre GLBL, Inc., 11.25%, 12/15/2027(a)(b)		6,715,000	6,723,394
Sanchez Energy Corp., 7.25%, 07/15/2023(c)(d)		257,000	17,990
Staples, Inc.
7.50%, 04/15/2026(a)(b)		2,836,000	2,654,629
10.75%, 04/15/2027(a)(b)		2,510,000	1,945,250
Star Parent, Inc., 9.00%, 10/01/2030(a)(b)		3,887,000	4,087,194
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 02/15/2028(a)(b)		4,024,000	4,096,235
Univision Communications, Inc., 8.00%, 08/15/2028(a)(b)		2,768,000	2,816,634
Venture Global LNG, Inc., 9.88%, 02/01/2032(a)(b)		7,311,000	7,688,445
Shares or Principal Amount			Value

Viking Cruises Ltd., 5.88%, 09/15/2027(a)(b)		$2,870,000	$ 2,766,163
Vistra Corp.
VRN, (fixed rate to 10/15/2026, variable rate thereafter), 8.00%, 10/15/2026(a)(h)		1,340,000	1,336,177
VRN, (fixed rate to 12/15/2026, variable rate thereafter), 7.00%, 12/15/2026(a)(h)		3,625,000	3,516,250
Vital Energy, Inc.
10.13%, 01/15/2028(b)		1,161,000	1,215,929
9.75%, 10/15/2030(b)		6,238,000	6,627,156
Wolverine World Wide, Inc., 4.00%, 08/15/2029(a)(b)		6,485,000	5,225,613
Total United States			155,283,633
ZAMBIA—1.4%
First Quantum Minerals Ltd.
6.88%, 10/15/2027(a)(b)		2,493,000	2,257,387
8.63%, 06/01/2031(a)(b)		2,941,000	2,727,777
Total Zambia			4,985,164
Total Corporate Bonds			472,559,077
COMMON STOCKS—1.8%
AUSTRALIA—0.0%
BIS Industries Ltd.(d)(e)(k)		804,308	1
HONG KONG—0.5%
Studio City International Holdings Ltd.(d)(k)		183,525	1,227,782
Studio City International Holdings Ltd., ADR(d)(k)		98,050	655,954
Total Hong Kong			1,883,736
UNITED STATES—1.3%
Foresight Energy LLC(d)(e)(k)		74,057	1,579,646
Kca Kelly Topco(d)(e)		11,090	604,405
Larchmont Intermediate Holdco LLC(d)(e)		1,661	25,290
New Cotai LLC(d)(e)(k)		971,487	971,487
True Religion Common(d)(e)(k)		61	1,423,540
Total United States			4,604,368
Total Common Stocks			6,488,105
BANK LOANS—0.9%
UNITED KINGDOM—0.8%
Impala Bidco 0 Ltd. GBP Term Loan, 9.94%, 12/01/2028(i)	GBP	1,000,000	1,224,529
Constellation Automotive Ltd. GBP 2nd Lien Term Loan B, 12.68%, 07/27/2029(i)		2,000,000	1,839,182
Total United Kingdom			3,063,711
UNITED STATES—0.1%
MLN U.S. HoldCo LLC
12.11%, 11/01/2027(d)(i)		$1,928,718	289,308
2022 Third Out Term Loan, 14.66%, 10/18/2027(i)		971,200	97,120
Total United States			386,428
Total Bank Loans			3,450,139

See accompanying  Notes to Portfolio of Investments.

Portfolio of Investments (unaudited)  (continued)
As of January 31, 2024
abrdn Income Credit Strategies Fund

Shares or Principal Amount		Value
PREFERRED STOCKS—0.1%
UNITED STATES—0.1%
True Religion Preferred(d)(e)(k)	64	$ 318,675
Total Preferred Stocks		318,675
SHORT-TERM INVESTMENT—6.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class, 5.30%(l)	23,815,436	23,815,436
Total Short-Term Investment		23,815,436
Total Investments (Cost $534,030,704)—137.8%		506,631,432
Liabilities in Excess of Other Assets—(37.8%)		(139,058,871)
Net Assets—100.0%		$367,572,561

(a)	Denotes a security issued under Regulation S or Rule 144A.
(b)	The maturity date presented for these instruments represents the next call/put date.
(c)	Security is in default.
(d)	Illiquid security.
(e)	Level 3 security. See Note 1(a) of the accompanying Notes to Portfolio of Investments.
(f)	Sinkable security.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Perpetual bond. This is a bond that has no maturity date, is redeemable and pays a steady stream of interest indefinitely. The maturity date presented for these instruments represents the next call/put date.
(i)	Variable or Floating Rate security. Rate disclosed is as of January 31, 2024.
(j)	Step bond. Rate disclosed is as of January 31, 2024.
(k)	Non-income producing security.
(l)	Registered investment company advised by State Street Global Advisors. The rate shown is the 7 day yield as of January 31, 2024.

ADR	American Depositary Receipt
EUR	Euro Currency
FRN	Floating Rate Note
GBP	British Pound Sterling
HKD	Hong Kong Dollar
PIK	Payment-In-Kind
PLC	Public Limited Company
USD	U.S. Dollar
VRN	Variable Rate Note

At January 31, 2024, the Fund held the following forward foreign currency contracts:

Purchase Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
British Pound/United States Dollar
02/15/2024	Citibank N.A.	GBP	5,638,764	USD	7,169,877	$7,146,731	$(23,146)
02/15/2024	Morgan Stanley & Co.	GBP	3,552,497	USD	4,505,133	4,502,537	(2,596)
Euro/United States Dollar
02/05/2024	UBS AG	EUR	5,159,650	USD	5,593,742	5,576,727	(17,015)
02/15/2024	Citibank N.A.	EUR	2,356,583	USD	2,569,260	2,548,134	(21,126)
Hong Kong Dollar/United States Dollar
02/15/2024	Citibank N.A.	HKD	322,924	USD	41,292	41,322	30
02/15/2024	Citibank N.A.	HKD	109,423	USD	14,005	14,002	(3)
02/15/2024	HSBC Bank PLC	HKD	225,788	USD	28,891	28,893	2
02/15/2024	HSBC Bank PLC	HKD	397,559	USD	50,879	50,873	(6)
02/15/2024	Royal Bank of Canada	HKD	193,009	USD	24,710	24,698	(12)
02/15/2024	UBS AG	HKD	261,027	USD	33,389	33,402	13
						$19,967,319	$(63,859)

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/British Pound
02/15/2024	Citibank N.A.	USD	78,726,513	GBP	61,681,783	$78,177,263	$549,250
02/15/2024	Goldman Sachs & Co.	USD	946,367	GBP	741,930	940,343	6,024
02/15/2024	UBS AG	USD	1,187,944	GBP	931,500	1,180,610	7,334
See accompanying Notes  to Portfolio of Investments.

Portfolio of Investments (unaudited)  (concluded)
As of January 31, 2024
abrdn Income Credit Strategies Fund

Sale Contracts Settlement Date	Counterparty	Currency Purchased	Amount Purchased	Currency Sold	Amount Sold	Fair Value	Unrealized Appreciation/ (Depreciation)
United States Dollar/Euro
02/15/2024	Citibank N.A.	USD	2,711,315	EUR	2,502,798	$2,706,235	$5,080
02/15/2024	Goldman Sachs & Co.	USD	953,536	EUR	866,562	936,999	16,537
02/15/2024	Morgan Stanley & Co.	USD	149,827,257	EUR	136,311,936	147,391,882	2,435,375
02/15/2024	Royal Bank of Canada	USD	769,166	EUR	700,951	757,927	11,239
02/15/2024	ROYAL BANK OF CANADA (UK)	USD	1,186,960	EUR	1,091,285	1,179,989	6,971
02/15/2024	UBS AG	USD	9,175,519	EUR	8,444,536	9,130,940	44,579
United States Dollar/Hong Kong Dollar
02/15/2024	Citibank N.A.	USD	18,821	HKD	147,049	18,817	4
02/15/2024	Goldman Sachs & Co.	USD	82,194	HKD	642,083	82,163	31
02/15/2024	Goldman Sachs & Co.	USD	52,947	HKD	413,831	52,955	(8)
02/15/2024	HSBC Bank PLC	USD	4,386	HKD	34,249	4,383	3
02/15/2024	HSBC Bank PLC	USD	54,106	HKD	422,926	54,119	(13)
02/15/2024	UBS AG	USD	673,350	HKD	5,260,831	673,193	157
						$243,287,818	$3,082,563
Unrealized appreciation on forward foreign currency exchange contracts							$3,082,629
Unrealized depreciation on forward foreign currency exchange contracts							$(63,925)

See accompanying Notes  to Portfolio of Investments.

Notes to Portfolio of Investments
January 31, 2024 (unaudited)

1.    Summary of Significant Accounting Policies
a.    Security Valuation:
The Fund values its securities at current market value or fair value, consistent with regulatory requirements. "Fair value" is defined in the Fund's Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated abrdn Investments Limited (the "Adviser") as the valuation designee ("Valuation Designee") for the Fund to perform the fair value determinations relating to Fund investments for which market quotations are not readily available or deemed unreliable.
Long-term debt and other fixed-income securities are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service provider. If there are no current day bids, the security is valued at the previously applied bid. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size and the strategies employed by the Valuation Designee generally trade in round lot sizes. In certain circumstances, some trades may occur in smaller “odd lot” sizes which may be effected at lower, or higher, prices than institutional round lot trades. Short-term debt securities (such as commercial paper and U.S. treasury bills) having a remaining maturity of 60 days or less are valued at the last quoted or evaluated bid price on the valuation date provided by an independent pricing service, or on the basis of amortized cost, if it represents the best approximation of fair value. Debt and other fixed-income securities are generally determined to be Level 2 investments.
Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act, and has an objective, which is not guaranteed, to maintain a $1.00 per share NAV. Generally, these investment types are categorized as Level 1 investments.
Senior loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-size trading in similar groups of securities and other market data.
Derivative instruments are valued at fair value. Exchange-traded futures are generally Level 1 investments and centrally cleared swaps and forwards are generally Level 2 investments. Forward foreign currency contracts are generally valued based on the bid price of the forward rates and the current spot rate. Forward exchange rate quotations are available for scheduled settlement dates, such as 1-, 3-, 6-, 9- and 12-month periods. An interpolated valuation is derived based on the actual settlement dates of the forward contracts held. Futures contracts are valued at the settlement price or at the last bid price if no settlement price is available. Swap agreements are generally valued by an approved pricing agent based on the terms of the swap agreement (including future cash flows). When market quotations or exchange rates are not readily available, or if the Adviser concludes that such market quotations do not accurately reflect fair value, the fair value of the Fund’s assets are determined in good faith in accordance with the Valuation Procedures.
In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Valuation Designee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Board. Under normal circumstances the Valuation Time is as of the close of regular trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern Time). A security that has been fair valued by the  Adviser may be classified as Level 2 or Level 3 depending on the nature of the inputs.
In accordance with the authoritative guidance on fair value measurements and disclosures under U.S. GAAP, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.
The three-level hierarchy of inputs is summarized below:
Level 1 - quoted prices (unadjusted) in active markets for identical investments;
6

Notes to Portfolio of Investments  (concluded)
January 31, 2024 (unaudited)

Level 2 - other significant observable inputs (including valuation factors, quoted prices for similar securities, interest rates, prepayment speeds, and credit risk, etc.); or
Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
7